As filed with the Securities and Exchange Commission on June 24, 2011
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	246	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	248	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 765-5384
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 287-9255

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to Rule 485(b).
[X]	on July 25, 2011 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 207 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on October 15, 2010 and pursuant to Rule 485(a)(2) would have become effective on December 29, 2010.

Post-Effective Amendment No. 209 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 28, 2011 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 213 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 25, 2011 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 214 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 25, 2011 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 222 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 25, 2011 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 235 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 25, 2011 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 239 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 25, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 246 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 25, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 246 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of June, 2011.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John Buckel
John Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on June 24, 2011 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
* By:       /s/ John Buckel
John Buckel
*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 217 to its Registration Statement on Form N-1A with the SEC on March 11, 2011, and is incorporated by reference.